SUPPLEMENT TO THE
PROSPECTUSES, STATEMENT OF ADDITIONAL INFORMATION AND SUMMARY PROSPECTUSES
OF
WELLS FARGO INCOME FUNDS
Wells Fargo Core Bond Fund
 (the "Fund")

Troy Ludgood has announced his intention to transition to a new role with Wells Fargo Asset Management on April 30, 2018. After April 30, 2018, all references to Troy Ludgood in the Fund's Prospectuses and Statement of Additional Information are hereby removed. Thomas O’Connor, CFA will continue to be a portfolio manager on the Fund.

Effective immediately, Maulik Bhansali, CFA, and Jarad Vasquez of Wells Capital Management Incorporated are added as Portfolio Managers for the Fund.

I. Prospectus
In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Maulik Bhansali, CFA, Portfolio Manager / 2017 Troy Ludgood, Portfolio Manager / 2007 Thomas O'Connor, CFA, Portfolio Manager / 2003 Jarad Vasquez, Portfolio Manager / 2017

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

MaulikBhansali, CFA Mr. Bhansali joined Wells Capital Management in 2001, where he currently serves as a Senior Portfolio Manager.

JaradVasquez Mr. Vasquez joined Wells Capital Management in 2007, where he currently serves as a Senior Portfolio Manager.

II. Statement of Additional Information
In the section entitled “Management – Portfolio Managers” the Management of Other Accounts and Beneficial Ownership tables in the Funds are amended to add the following information:

Portfolio Manager
Maulik Bhansali, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0

Jarad Vasquez[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$ 0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$ 0

Portfolio Manager	Fund	Beneficial Ownership
Maulik Bhansali, CFA[1]	Core Bond Fund	$0
Jarad Vasquez[1]	Core Bond Fund	$0

1 Mssrs.Bhanasali and Vasquez became portfolio managers of the Fund on October 16, 2017. The information presented in this table is as of August 31, 2017, at which time Mssrs.Bhanasali and Vasquez were not portfolio managers of the Fund.

October 16, 2017                                                                                                                                                                     IFR107/P1001SP